BORROWINGS	12 Months Ended
Dec. 31, 2017
Borrowings [abstract]
BORROWINGS
24.	BORROWINGS

Exchangeable notes

During 2015, the Group issued US$115,000,000 of exchangeable senior notes which will mature on April 1, 2045, subject to earlier repurchase, redemption or exchange. The notes are senior unsecured obligations and accrue interest at an annual rate of 4%, payable semi-annually in arrears on April 1 and October 1 of each year, beginning on October 1, 2015. The notes are convertible into ordinary shares of the parent entity at the applicable exchange rate, at any time prior to the close of business on the second business day immediately preceding the maturity date, at the option of the holder, or repayable on April 1, 2045. The conversion rate is 47.112 ADSs per $1,000 principal amount of notes, equivalent to an exchange price of approximately $21.88 per ADS. The exchange rate is subject to adjustment upon the occurrence of certain events, but will not be adjusted for any accrued and unpaid interest. The notes include a number of non-financial covenants, all of which were complied with at December 31, 2017.

The notes include a number of put and call options, and these embedded derivatives are measured at fair value through the Consolidated Statement of Operations. The first date on which holders can exercise their put option is April 1, 2022. If the put option is exercised, the issuer has to repurchase the notes at par. The embedded derivatives are summarised as follows:

	December 31, 2017 US$’000	December 31, 2016 US$’000
Non-current assets
Exchangeable note bond call option	360	—

Non-current liabilities
Exchangeable note equity conversion option	440	3,970
Exchangeable note bond put option	1,790	290

	2,230	4,260

Total value of embedded derivatives – net liability	1,870	4,260

Financial income in the consolidated statement of operations for the year includes US$2,390,000 (2016: US$2,270,000) arising from the revaluation of embedded derivatives at fair value at December 31, 2017.

The exchangeable notes are treated as a host debt instrument with embedded derivatives attached. On initial recognition, the host debt instrument is recognised at the residual value of the total net proceeds of the bond issue less fair value of the embedded derivatives. Subsequently, the host debt instrument is measured at amortised cost using the effective interest rate method. The carrying value of exchangeable senior notes is calculated as follows:

	December 31, 2017 US$’000	December 31, 2016 US$’000
Balance at 1 January	92,232	91,514
Accretion interest	723	718

	92,955	92,232

	December 31, 2017 US$’000	December 31, 2016 US$’000
Exchangeable senior notes	92,955	92,232
Total value of embedded derivatives – liability	2,230	4,260

Total non-current liabilities	95,185	96,492

This liability will accrete back to its nominal value of US$115,000,000 over the term of the debt using an effective interest rate methodology. Financial expense in the consolidated statement of operations for the year includes US$723,000 (2016: US$718,000) of accretion interest.